Retirement Benefit and Other Post-retirement Obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	29.00%
Insurance [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	29.00%
Equities [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	3.00%
Equities [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	2.00%
Equities [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%
Bonds [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	10.00%
Bonds [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets		9.00%
Bonds [member] | Other plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	3.00%	1.00%
Property [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8.00%	8.00%
Property [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8.00%	8.00%
Pooled asset investment funds [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	44.00%	67.00%
Pooled asset investment funds [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	44.00%	67.00%
Other [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	14.00%	12.00%
Other [member] | UK Group plan [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	14.00%	12.00%